Goodwill and Other Intangible Assets - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill and other intangible assets
Beginning balance	$ 3,503	$ 3,528
Additions	43	55
Amortization	(91)	(80)
Ending balance	3,455	3,503
Digital Applications and Other
Changes in goodwill and other intangible assets
Beginning balance	611	636
Additions	43	55
Amortization	(91)	(80)
Ending balance	563	611
Oil Sands | Goodwill
Changes in goodwill and other intangible assets
Beginning balance	2,752	2,752
Ending balance	2,752	2,752
Refining and Marketing | Goodwill
Changes in goodwill and other intangible assets
Beginning balance	140	140
Ending balance	$ 140	$ 140